Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
In thousands of USD	2022	2021	2020
Bank deposits in USD	219,385	100,315	39,014
Bank deposits in EUR	494	1,474	169
Bank deposits in CHF	1,161	188	791
Bank deposits in CAD	244	730	198
Bank deposits in JPY	132	—	—
Total	221,416	102,707	40,172